Tax Matters - Tax Litigation in Telefonica Brazil and Peru Narrative (Details) € in Millions, S/ in Millions, R$ in Millions	6 Months Ended			12 Months Ended
	Jun. 30, 2024 EUR (€)	Jun. 30, 2024 BRL (R$)	Jun. 30, 2024 PEN (S/)	Dec. 31, 2024 EUR (€) yr	Dec. 31, 2024 BRL (R$)	Dec. 31, 2024 PEN (S/)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 BRL (R$)	Dec. 31, 2023 PEN (S/)	Dec. 31, 2024 BRL (R$) yr	Dec. 31, 2024 PEN (S/) yr	Dec. 31, 2023 BRL (R$)	Dec. 31, 2023 PEN (S/)	Dec. 31, 2022 yr
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Losses on litigation settlements				€ 4,002	R$ 25,760		€ 4,323	R$ 23,130
Other provisions | €				2,189			2,574
Tax proceedings | Telefónica Peru
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Additions				132		S/ 517	143		S/ 587
Tax proceedings | Telefónica Peru | Peru - Rulings in June and August 2015
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Other provisions				700			761				S/ 2,739		S/ 3,117
Telefónica Brazil
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Other possible contingencies				€ 34			37			R$ 216		R$ 198
Telefónica Peru
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Number of years in processing lawsuits, tax litigation | yr				20						20	20			20
Increase legal claim, tax litigation, (in percent)														80.00%
Guarantees partially executed from tax litigation	€ 272		S/ 1,105
Tax Year 2011 to 2021 | Telefónica Brazil
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Other possible contingencies				€ 5,706			€ 5,678			R$ 36,723		R$ 30,379
Tax amortization from goodwill, assessment	€ 624	R$ 4,018